Performance Management	Feb. 28, 2026
IDX DYNAMIC FIXED INCOME ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the IDX Dynamic Fixed Income ETF. The bar chart shows the Fund’s performance for its first full calendar year, and the table shows how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 456-4545.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the IDX Dynamic Fixed Income ETF. The bar chart shows the Fund’s performance for its first full calendar year, and the table shows how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]	During the periods shown, the highest quarterly return was 1.81% (quarter ended 9/30/2025) and the lowest quarterly return was -0.05% (quarter ended 3/31/2025).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	1.81%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(0.05%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Returns for the Periods Ended December 31, 2025
Performance Availability Phone [Text]	(844) 456-4545
IDX Alternative FIAT ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE HISTORY
Performance Narrative [Text Block]
The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus.
Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available on the Fund’s website at www.idxshares.com or by calling toll-free at (844) 456-4545.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Website Address [Text]	www.idxshares.com
Performance Availability Phone [Text]	(844) 456-4545